BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2014	Mar. 31, 2013
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	18,679,738	18,679,738
Limited partners capital account, units issued	18,679,738	18,679,738
Limited partners capital account, units outstanding	18,631,538	18,655,338
Series Seven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	1,036,100	1,036,100
Limited partners capital account, units issued	1,036,100	1,036,100
Limited partners capital account, units outstanding	1,036,100	1,036,100
Series Nine [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	4,178,029	4,178,029
Limited partners capital account, units issued	4,178,029	4,178,029
Limited partners capital account, units outstanding	4,164,929	4,171,729
Series Ten [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	2,428,925	2,428,925
Limited partners capital account, units issued	2,428,925	2,428,925
Limited partners capital account, units outstanding	2,421,225	2,421,225
Series Eleven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	2,489,599	2,489,599
Limited partners capital account, units issued	2,489,599	2,489,599
Limited partners capital account, units outstanding	2,486,499	2,488,499
Series Twelve [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	2,972,795	2,972,795
Limited partners capital account, units issued	2,972,795	2,972,795
Limited partners capital account, units outstanding	2,966,795	2,971,795
Series Fourteen [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partners capital, issued	5,574,290	5,574,290
Limited partners capital account, units issued	5,574,290	5,574,290
Limited partners capital account, units outstanding	5,555,990	5,565,990